Unit-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Unit-Based Compensation

NOTE 10 — Stock-Based Compensation

On February 18, 2025, the Company filed a registration statement on Form S-8 with the SEC to register 4,000,000 shares of Common Stock, which may be issued pursuant to awards under the 2025 Equity Incentive Plan. The number of shares of Common Stock that may be issued under the 2025 Equity Incentive Plan is equal to 15% of the aggregate number of shares of Common Stock issued and outstanding immediately after the closing of the Business Combination (calculated on a fully diluted basis).

The 2025 Equity Incentive Plan provides for noncash equity-based compensation through the grant of Common Stock. Stock-based compensation is based on the fair value of the Common Stock on the grant date, as determined by the daily price movement of the Nasdaq stock market. No stock-based compensation to employees was issued under the 2025 Equity Incentive Plan as of March 31, 2025.

On January 8, 2020, the Company entered into a consulting agreement with MG Partners, LLC to provide referral and strategic financing advisory services for an initial term of one year. The agreement was automatically renewed for additional six-month period unless terminated by either party. As compensation, MG Partners, LLC was entitled to receive a fee for any debt or equity financing procured on behalf of the Company. As of December 31, 2024, no such fees were payable as fees were contingent on business combination. The agreement further provided that if a Business Combination occurred during the term of the agreement, or within two years thereafter, MG Partners, LLC may be entitled to receive between 2.5% and 5.0% of the proceeds in the event of a sale of the Company. 75,000 shares of Common Stock were issued on February 18, 2025. The fair value of the shares on the grant date was $263,250, which was recorded as stock-based compensation in the condensed consolidated statement of operations.

On January 30, 2025, the Company issued 100,000 shares of common stock to Roth Capital Partners for their services as capital markets advisor, and 50,000 shares of common stock to Outside the Box Capital in connection with marketing and distribution services provided.

NOTE 9 — Unit-Based Compensation

The 2012 Plan has an aggregate authorized limit of 15% of Series C units outstanding at any given time. The total authorized Series C units were 1,748,264 as of December 31, 2024 and 2023. As of December 31, 2024 and 2023, there were 1,584,327 units of Series C membership interests issued and outstanding, respectively.

On June 1, 2023, the Company’s Board of Directors approved the accelerated vesting of 248,260 Plan units to its CEO, Mr. Dolan Falconer, and the 248,260 units were fully vested immediately.

On June 18, 2024, NACS agreed to transfer the ownership of its series B units to TFA which equals to 3% of all outstanding Series B Units of the Company. In connection with this agreement, 349,871 units of series B were transferred from NACS to TFA. As of December 31, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer. The Company accounts for unit-based compensation under SAB Topic 5.T. The value of the shares transferred is reflected as an expense in the company’s financial statements with a corresponding credit to contributed (paid-in) capital. As of the date of the transfer, June 30, 2024,the series B unit was valued at 0.11/unit. The Company subsequently recorded a unit-based compensation in the amount of $38,486 and an increase in additional paid in capital of $38,486.